Risk and Capital Management: Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Working capital surplus (deficit)	$ 41,501	$ (2,270)
Total assets	46,789	35,048
Current liabilities	$ 5,288	$ 37,318
Market risk
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 603